Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Jan. 31, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019
Entity Inv Company Type	N-1A
HSBC EMERGING MARKETS DEBT FUND | Class A Shares
Risk/Return:
Trading Symbol	HCGAX
HSBC EMERGING MARKETS DEBT FUND | Class I Shares
Risk/Return:
Trading Symbol	HCGIX
HSBC Global High Yield Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBYAX
HSBC Global High Yield Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBYIX
HSBC Global High Income Bond Fund | Class A Shares
Risk/Return:
Trading Symbol	HBIAX
HSBC Global High Income Bond Fund | Class I Shares
Risk/Return:
Trading Symbol	HBIIX